Significant accounting policies and judgements - Impairment Allocated in CGU (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Polestar 3 CGU | Volumes
Disclosure of reconciliation of changes in goodwill [line items]
Adjustments for impairment loss	$ 14,793
Adjustments for impairment loss recoverable amount	(4,678)
Polestar 3 CGU | Pricing
Disclosure of reconciliation of changes in goodwill [line items]
Adjustments for impairment loss	68,505
Adjustments for impairment loss recoverable amount	(64,228)
Polestar 3 CGU | Manufacturing costs
Disclosure of reconciliation of changes in goodwill [line items]
Adjustments for impairment loss	37,165
Adjustments for impairment loss recoverable amount	(42,093)
Polestar 3 CGU | WACC
Disclosure of reconciliation of changes in goodwill [line items]
Adjustments for impairment loss	29,072
Adjustments for impairment loss recoverable amount	(30,969)
Internal development project CGU | Volumes
Disclosure of reconciliation of changes in goodwill [line items]
Adjustments for impairment loss	5,595
Adjustments for impairment loss recoverable amount	(2,370)
Internal development project CGU | Pricing
Disclosure of reconciliation of changes in goodwill [line items]
Adjustments for impairment loss	25,601
Adjustments for impairment loss recoverable amount	(19,632)
Internal development project CGU | Manufacturing costs
Disclosure of reconciliation of changes in goodwill [line items]
Adjustments for impairment loss	8,960
Adjustments for impairment loss recoverable amount	(15,632)
Internal development project CGU | WACC
Disclosure of reconciliation of changes in goodwill [line items]
Adjustments for impairment loss	11,743
Adjustments for impairment loss recoverable amount	$ (11,970)